FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2012
Estimation of Fair Value Financial Instrument

	June 30, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash	$36,458	$36,458	$283	$283
Notes receivable — Rights to MSRs	70,175	70,175	—	—
Other assets	13,132	13,132	—	—

Total financial assets	119,765	119,765	283	283

Financial liabilities:
Derivative financial instruments	565	565	—	—

Total financial liabilities	565	565	—	—

Fair Value of Assets and Liabilities on Recurring Basis

	Fair value	Level 1	Level 2	Level 3
At June 30, 2012:
Measured at fair value on a recurring basis:
Assets:
Cash	$36,458	$36,458	$—	$—
Notes receivable — Rights to MSRs	70,175	—	—	70,175
Other assets	13,132	13,132	—	—

Total assets	$119,765	$49,590	$—	$70,175

Liabilities:
Derivative financial instruments	565	—		565

Total liabilities	$565	$—	$—	$565

Reconciliation of Changes in Fair Value

For the three months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$61,674	$284

Purchases and reductions:
Purchases	11,233	—
Reductions	2,732	—

	70,175	284

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(849)

	—	(849)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)

For the six months ended June 30, 2012:	Note receivable – Rights to MSRs	Derivative Financial Instruments

Beginning balance	$—	$—

Purchases and reductions:
Purchases	73,691	—
Reductions	3,516	—

	70,175	—

Changes in fair value:
Included in net income	—	—
Included in other comprehensive income (loss)	—	(565)

	—	(565)

Transfers in or out of Level 3	—	—

Ending balance	$70,175	$(565)